Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (863,883)	$ (388,646)	$ (2,384,802)	$ (1,486,848)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	1,566		275,465	62,080
Gain on settlement of liabilities	516,083	(67,984)	(441,041)	(32,019)
Gain on change in fair value of debt and warrant liabilities				(211,345)
Fair value of stock issued for note modification	5,382		168,856
Amortization of debt discount	20,235		(28,497)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	35,331	52,144	(80,485)	(60,954)
Accounts payable and accrued expenses	146,799	77,419	165,781	373,099
Accrued interest	52,601	9,454	46,517	445,278
Net cash used in operating activities	(85,886)	(317,613)	(2,278,206)	(910,709)
Cash Flows from Investing Activities:
Acquisition of mineral claims			(106,000)
Net cash used in investing activities			(106,000)
Cash Flows from Financing Activities
Proceeds from convertible notes	105,000	1,100,000	2,025,000	590,000
Proceeds from promissory notes		25,000	100,000	250,000
Proceeds from issuance of preferred stock				50,000
Repayment of convertible note				(75,000)
Proceeds from warrant exercises		189,000	224,000	130,000
Net cash provided by financing activities	105,000	1,314,000	2,349,000	945,000
Net (decrease) increase in cash	19,114	996,387	(35,206)	34,291
Cash, beginning of period	7,376	42,582	42,582	8,291
Cash, end of period	26,490	1,038,969	7,376	42,582
Supplemental disclosures:
Interest paid
Supplemental disclosures of non-cash items:
Accounts payable and accrued payable exchanged for convertible note	316,211			16,667
Receivable for convertible notes		400,000
Cashless exercise of warrants		$ 2,696
Convertible notes converted to common stock				6,659,705
Accrued interest on convertible notes converted to common stock				$ 2,327,322